Income taxes (Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income taxes [Abstract]
Unrecognized tax benefits, beginning of year	$ 3,659	$ 5,484
Gross decrease - prior year tax positions		(1,226)
Gross increase - current period tax positions	1,715
Gross decrease - current period tax positions		(599)
Unrecognized tax benefits, end of year	$ 5,374	$ 3,659